Principal Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

January 4, 2017

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:    Principal Life Insurance Company Separate Account B (“Registrant”)
Principal Pivot Series Variable Annuity SM (“Contract”)
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (“Amendment”)
File Nos. 811-02091, 333-197214

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Registrant certifies that the form of Prospectus and Statement of Additional Information for the Contract that would have been filed under Rule 497(b) or (c) under the Act would not have differed from those contained in the Registrant's most recent registration statement filing on Form N-4. That post-effective amendment (#6) was filed electronically with the Securities and Exchange Commission on December 28, 2016 (Accession # 0000009713-16-000305).

If you have any questions regarding this filing, please call me at 515-362-2384.

Very truly yours,

/s/ Doug Hodgson

Doug Hodgson
Counsel